Loans - Summary of Company's TDRs Based on Performance (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 28,005,423	$ 21,639,477
Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	16,853,620	15,166,660
Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 11,151,803	$ 6,472,817